Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2013